UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gatemore Capital Management, LLC
Address: 355 Lexington Avenue
         New York, NY  10017

13F File Number:  028-12536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David B. Ford
Title:     Managing Member
Phone:     (212) 772-9900

Signature, Place, and Date of Signing:

      /s/ David B. Ford     New York, NY     January 18, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $29,022 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BOSTON PRIVATE FINL HLDGS IN   COM              101119105      115    20000 SH       SOLE                        0        0    20000
CALUMET SPECIALTY PRODS PTNR   UT LTD PARTNER   131476103      374    20410 SH       SOLE                        0        0    20410
CITIGROUP INC                  COM              172967101       66    20000 SH       SOLE                        0        0    20000
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108      271    10439 SH       SOLE                        0        0    10439
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106      604    11243 SH       SOLE                        0        0    11243
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100      233     7610 SH       SOLE                        0        0     7610
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109      646    14367 SH       SOLE                        0        0    14367
ENTERPRISE PRODS PARTNERS L    COM              293792107      735    23400 SH       SOLE                        0        0    23400
GOLDMAN SACHS GROUP INC        COM              38141G104    17097   101261 SH       SOLE                        0        0   101261
HOLLY ENERGY PARTNERS L P      COM UT LTD PTN   435763107      378     9500 SH       SOLE                        0        0     9500
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      856    26886 SH       SOLE                        0        0    26886
ISHARES TR INDEX               MSCI EAFE IDX    464287465      242     4374 SH       SOLE                        0        0     4374
ISHARES TR INDEX               MSCI EMERG MKT   464287234      419    10090 SH       SOLE                        0        0    10090
ISHARES TR INDEX               S&P 500 INDEX    464287200     1568    14020 SH       SOLE                        0        0    14020
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105      218     4124 SH       SOLE                        0        0     4124
REGENCY ENERGY PARTNERS L P    COM UNITS L P    75885Y107      780    37252 SH       SOLE                        0        0    37252
SPDR TR                        UNIT SER 1       78462F103      371     3329 SH       SOLE                        0        0     3329
TARGA RESOURCES PARTNERS LP    COM UNIT         87611X105     1072    44090 SH       SOLE                        0        0    44090
UNITEDHEALTH GROUP INC         COM              91324P102      439    14400 SH       SOLE                        0        0    14400
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     1213    29590 SH       SOLE                        0        0    29590
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     1016    29720 SH       SOLE                        0        0    29720
WILLIAMS PARTNERS L P          COM UNIT L P     96950F104      309    10060 SH       SOLE                        0        0    10060